Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of IncomeTax [abstract]
Income before taxes
(USD millions)	2019	2018	2017

Switzerland	8 097	11 887	5 385

Foreign	843	2 208	3 717

Income before taxes from continuing operations	8 940	14 095	9 102

Current and deferred income tax expense
(USD millions)	2019	2018	2017

Switzerland	– 1 186	– 615	– 462

Foreign	– 961	– 988	– 1 451

Current income tax expense	– 2 147	– 1 603	– 1 913

Switzerland	– 93	– 120	– 305

Foreign	447	428	615

Deferred tax income	354	308	310

Income tax expense from continuing operations	– 1 793	– 1 295	– 1 603

Analysis of tax rate
(As a percentage)	2019	2018	2017

Applicable tax rate	11.7	14.3	14.3

Effect of disallowed expenditures	4.8	1.7	3.1

Effect of utilization of tax losses brought forward from prior periods	– 0.1	– 0.1	– 0.1

Effect of income taxed at reduced rates	– 0.7	– 0.4	– 0.2

Effect of income not subject to tax [1]	0.0	– 3.7	0.0

Effect of tax credits and allowances	– 2.3	– 2.3	– 2.1

Effect of release of contingent consideration liability	– 0.5	– 0.2	– 1.3

Effect of tax rate change on current and deferred tax assets and liabilities [2]	– 1.4	– 0.1	4.8

Effect of write-off of deferred tax assets [3]	4.0	0.2	0.0

Effect of write-down and reversal of write-down of investments in subsidiaries	– 0.6	0.0	– 1.1

Effect of tax benefits expiring in 2017	0.0	0.0	– 0.9

Effect of prior-year items	2.2	– 0.5	1.2

Effect of other items [4]	3.0	0.3	– 0.1

Effective tax rate for continuing operations	20.1	9.2	17.6

[1] Included in 2018 is the effect of income not subject to tax (-3.7%) arising from the portion of the non-taxable gain on the divestment of the Group's investment in GSK Consumer Healthcare Holdings Ltd. attributable to Switzerland.

[2] 2019 is mainly related to the revaluation of the deferred tax assets and liabilities resulting from the tax reforms enacted in Switzerland in 2019, refer to Note 12 for additional disclosures.

Included in 2017 is a 4.8% impact related to the revaluation of the deferred tax assets and liabities and a portion of current tax payables. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 12 for additional disclosures.

[3] 2019 is primarily related to a non-cash, one-time deferred tax expense for the write-off of a deferred tax asset resulting from legal entity reorganizations.
[4] In 2019, other items (+3.0%) include changes in uncertain tax positions (+2.6%) and other items (+0.4%).